NOTE 6 - PROPERTY AND EQUIPMENT - Schedule of Property, Plant and Equipment (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 208,510	$ 161,781
Less accumulated depreciation	(50,192)	(21,123)
Property and equipment, net	158,318	140,658
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,421	17,192
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	74,404	73,567
Website Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,922	46,922
Product Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 64,763	$ 24,100